GOODWILL - Carrying amount (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL.
Goodwill beginning balance	¥ 1,364,191	¥ 1,364,191
Accumulated impairment losses	(1,364,191)	(1,364,191)	¥ 0
Goodwill, net	0	0	¥ 1,364,191
Impairment	0	(1,364,191)
Goodwill Ending balance	¥ 1,364,191	¥ 1,364,191